FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Fair Value of Derivative Contracts
The fair value of derivative contracts as of December 31, 2018 and December 31, 2017 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 8	2 0 1 7	2 0 1 8	2 0 1 7
Derivatives designated as hedging instruments in cash flow hedge	$-	$138	$320	$-

Impact of Derivative Instruments on Total Operating Expenses
The impact of derivative instrument on total operating expenses in the year ended December 31, 2018, 2017 and 2016 was:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Loss (gain) on derivative instruments	$(189)	$701	$50